Offsetting Assets IFRS 9 (Details) - IFRS 9 [Member] € in Millions	Dec. 31, 2018 EUR (€)
Gross amounts of financial assets [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)	€ 8,194
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	2,656
Securities borrowed (enforceable)	3,157
Securities borrowed (non-enforceable)	239
Financial assets at fair value through profit or loss (enforceable)	435,306
Of which: Positive market values from derivative financial instruments (enforceable)	324,348
Financial assets at fair value through profit or loss (non-enforceable)	211,323
Of which: Positive market values from derivative financial instruments (non-enforceable)	14,978
Total financial assets at fair value through profit or loss	646,629
Loans at amortized cost	400,297
Other assets	107,633
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	3,451
Remaining assets subject to netting	1,097
Remaining assets not subject to netting	268,338
Total assets	1,438,241
Gross amounts set off on the balance sheet [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)	(2,629)
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	0
Securities borrowed (enforceable)	0
Securities borrowed (non-enforceable)	0
Financial assets at fair value through profit or loss (enforceable)	(73,286)
Of which: Positive market values from derivative financial instruments (enforceable)	(19,269)
Financial assets at fair value through profit or loss (non-enforceable)	0
Of which: Positive market values from derivative financial instruments (non-enforceable)	0
Total financial assets at fair value through profit or loss	(73,286)
Loans at amortized cost	0
Other assets	(14,189)
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	(423)
Remaining assets subject to netting	0
Remaining assets not subject to netting	0
Total assets	(90,104)
Net amounts of financial assets presented on the balance sheet [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)	5,565
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	2,656
Securities borrowed (enforceable)	3,157
Securities borrowed (non-enforceable)	239
Financial assets at fair value through profit or loss (enforceable)	362,020
Of which: Positive market values from derivative financial instruments (enforceable)	305,080
Financial assets at fair value through profit or loss (non-enforceable)	211,323
Of which: Positive market values from derivative financial instruments (non-enforceable)	14,978
Total financial assets at fair value through profit or loss	573,344
Loans at amortized cost	400,297
Other assets	93,444
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	3,028
Remaining assets subject to netting	1,097
Remaining assets not subject to netting	268,338
Total assets	1,348,137
Impact of Master Netting Agreements [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)	0
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	0
Securities borrowed (enforceable)	0
Securities borrowed (non-enforceable)	0
Financial assets at fair value through profit or loss (enforceable)	(250,476)
Of which: Positive market values from derivative financial instruments (enforceable)	(250,231)
Financial assets at fair value through profit or loss (non-enforceable)	0
Of which: Positive market values from derivative financial instruments (non-enforceable)	0
Total financial assets at fair value through profit or loss	(250,476)
Loans at amortized cost	0
Other assets	(29,073)
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	(2,347)
Remaining assets subject to netting	0
Remaining assets not subject to netting	0
Total assets	(279,550)
Cash collateral [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)	0
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	0
Securities borrowed (enforceable)	0
Securities borrowed (non-enforceable)	0
Financial assets at fair value through profit or loss (enforceable)	(39,006)
Of which: Positive market values from derivative financial instruments (enforceable)	(38,731)
Financial assets at fair value through profit or loss (non-enforceable)	(1,858)
Of which: Positive market values from derivative financial instruments (non-enforceable)	(1,858)
Total financial assets at fair value through profit or loss	(40,864)
Loans at amortized cost	(13,505)
Other assets	(522)
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	(520)
Remaining assets subject to netting	0
Remaining assets not subject to netting	(227)
Total assets	(55,118)
Financial instrument collateral [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)	(5,565)	[1]
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	(2,169)	[1]
Securities borrowed (enforceable)	(3,055)	[1]
Securities borrowed (non-enforceable)	(239)	[1]
Financial assets at fair value through profit or loss (enforceable)	(63,733)	[1]
Of which: Positive market values from derivative financial instruments (enforceable)	(6,682)	[1]
Financial assets at fair value through profit or loss (non-enforceable)	(12,013)	[1]
Of which: Positive market values from derivative financial instruments (non-enforceable)	(1,277)	[1]
Total financial assets at fair value through profit or loss	(75,746)	[1]
Loans at amortized cost	(39,048)	[1]
Other assets	(92)	[1]
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	(92)	[1]
Remaining assets subject to netting	(621)	[1]
Remaining assets not subject to netting	(1,540)	[1]
Total assets	(128,075)	[1]
Net amount [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements (enforceable)	0
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	488
Securities borrowed (enforceable)	102
Securities borrowed (non-enforceable)	0
Financial assets at fair value through profit or loss (enforceable)	8,805
Of which: Positive market values from derivative financial instruments (enforceable)	9,436
Financial assets at fair value through profit or loss (non-enforceable)	197,452
Of which: Positive market values from derivative financial instruments (non-enforceable)	11,843
Total financial assets at fair value through profit or loss	206,257
Loans at amortized cost	347,743
Other assets	63,757
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	69
Remaining assets subject to netting	475
Remaining assets not subject to netting	266,571
Total assets	€ 885,394

[1]	Excludes real estate and other non-financial instrument collateral.